ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jan. 30, 2020 CNY (¥) shares	Jan. 30, 2020 USD ($) shares	Oct. 31, 2019 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 12, 2019 shares	Oct. 29, 2019 shares
Entity Information [Line Items]
Number of shares authorized							100,000
Stock split ratio			0.01
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Changwei System Technology (Shanghai) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
AnPac Bio-Medical Technology (Lishui) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Shanghai Xinshenpai Technology Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
AnPac Technology USA Co., Ltd. (AnPac US)
Entity Information [Line Items]
Percentage of Ownership				100.00%
Lishui AnPac Medical Laboratory Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Shiji (Hainan) Medical Technology Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Penghui Health Management Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				100.00%
Shenzhen Anchun Biomedical Technology Co., Ltd
Entity Information [Line Items]
Percentage of Ownership				51.00%
Shanghai Muqing AnPac Health Technology Co., Ltd.
Entity Information [Line Items]
Percentage of Ownership				51.00%
ADS
Entity Information [Line Items]
Issuance of ordinary shares, net of offering costs (in shares)	1,333,360	1,333,360
Class A ordinary shares
Entity Information [Line Items]
Number of shares authorized			700,000	70,000,000	70,000,000	70,000,000	71,369
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01	$ 0.01
Issuance of ordinary shares, net of offering costs (in shares)	1,333,360	1,333,360
Class B ordinary shares
Entity Information [Line Items]
Number of shares authorized			300,000	30,000,000	30,000,000	30,000,000	28,631
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01	$ 0.01
IPO
Entity Information [Line Items]
Proceeds from issuance of ordinary shares in IPO	¥ 75,460	$ 11,565